May 20, 2026

Daniel Greenspan, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Exchange-Traded Funds, Inc.
T. Rowe Price Capital Appreciation Market Opportunities ETF
File Nos.: 333-235450/811-23494

Dear Mr. Greenspan:

This letter accompanies our filing of the Statement of Additional Information (“SAI”) for the above-referenced Fund under Rule 497(c) of the Securities Act of 1933. This filing reflects nonmaterial changes made to the SAI on Form N-1A under Rule 485(b) on May 13, 2026, and May 20, 2026, respectively.

There are no changes to the fund’s prospectus.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Sara Pak at 410-577-6412.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis